13. SELLING AND MARKETING EXPENSES	12 Months Ended
Dec. 31, 2017
Notes
13. SELLING AND MARKETING EXPENSES

13.  SELLING AND MARKETING EXPENSES

	Year ended December 31,		Six months ended December 31,	Year ended June 30,
	2017	2016	2015	2015
	$	$	$	$
Payroll (sales personnel)	335,920	329,091	-	-
Marketing and advertising	178,058	105,658	103,123	9,858
Distribution	102,948	161,304	-	-
Travel	79,235	67,769	-	-
	696,161	663,822	103,123	9,858